Label	Element	Value
Etho Climate Leadership U.S. ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Etho Climate Leadership U.S. ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Etho Climate Leadership U.S. ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Etho Climate Leadership Index – US (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions and other fees to financial intermediaries that investors may pay on their purchases and sales of Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below do not include the brokerage commissions and other fees to financial intermediaries that investors may pay on their purchases and sales of Shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Expenses to Average Net Assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include 0.03% that is attributed to acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.
The Etho Climate Leadership Index – US
The Index was created by Etho Capital, LLC (the “Index Provider”) and tracks the performance of the equity securities of a diversified set of U.S. companies that are leaders in their industry with respect to their carbon impact. “Carbon impact” is calculated based on the total greenhouse gas (“GHG”) emissions from a company’s operations, fuel use, supply chain and business activities, divided by the company’s market capitalization. The Index primarily includes each company with a carbon impact at least 50% better (i.e., lower) than the average carbon impact for a given company’s industry (“Carbon Leaders”). The Index generally excludes companies in industries or sub-industries or specific companies that are broadly associated with negative environmental, social, or corporate governance (“ESG”) profiles, as described below. The Index Provider created the Index to seek to identify a diverse portfolio of companies with a carbon impact at least 50% better than commonly used broad-based securities indices.
Construction of the Index begins with the universe of U.S. companies with a minimum market capitalization of $100 million. “U.S. companies” are defined as companies whose equity securities are principally listed and traded on a U.S. securities exchange and who either have their headquarters located in the U.S. or who derive at least 30% of their revenues from sales in the U.S. The carbon impact of each such company and its industry average is calculated by the Index Provider based on proprietary and third-party data. The universe of U.S.-listed companies is then screened by the Index Provider to include only companies that are Carbon Leaders.
The Index universe is further screened to generally exclude (i) all companies in the fossil fuel energy sector, (ii) all companies in the tobacco industry, the aerospace and defense industry that produce weapons, and (iii) all companies in the gambling, gold and silver sub-industries. Additionally, the Index excludes certain companies generally considered by certain non-governmental organizations (“NGOs”) as having a negative environmental sustainability impact (e.g., due to deforestation activities) and includes certain companies identified by the Index Provider whose products produce sufficient downstream sustainability benefits to outweigh the companies’ exclusion based on the above criteria (e.g., solar panel manufacturers).
The Index is reconstituted annually in April. At the time of each reconstitution, the companies in the Index are equal weighted.
The Index is calculated and maintained by Solactive AG, which is independent of the Index Provider, the Fund, its adviser, and distributor.
The Index is not limited to a minimum or maximum number of constituents; rather, it includes all companies meeting the eligibility criteria for inclusion in the Index. The Index may include companies of any market capitalization, including small capitalization companies. The Index Provider anticipates that the Index will generally include between 250 and 450 companies. As of January 15, 2021, the Index included the securities of 269 companies with minimum and maximum market capitalizations of $100 million and $2 trillion, respectively.
The Fund’s Principal Investment Strategies
The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.
The Fund will invest at least 80% of its total assets in the component securities of the Index. As a result, under normal circumstances, the Fund will invest at least 80% of its total assets in U.S. companies that are leaders in their industry with respect to their carbon impact (the “80% Policy”).
The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.
The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.
Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.
The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.
Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of related industries to approximately the same extent that the Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of related industries to approximately the same extent that the Index is concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
ESG Risk: Because the Fund generally does not invest in (i) companies in the energy sector, (ii) companies in the tobacco, aerospace and defense industries, and (iii) companies in the gambling, gold and silver sub-industries, the Fund may underperform the broader equity market to the extent that such companies have above-average performance.
Concentration Risk: The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
Smaller Companies Risk: The Fund’s Index may be composed primarily of, or have significant exposure to, securities of smaller companies. Smaller companies may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.
The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears.
Equity Market Risk: The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.
ETF Risks:
Absence of an Active Market Risk: Although the Fund’s shares are approved for listing on the Exchange, there can be no assurance that an active trading market will be maintained for Fund shares. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience greater tracking error to its Index than it otherwise would at higher asset levels or the Fund may ultimately liquidate.
Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”), none of which are obligated to engage in creation and/or redemption transactions. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be a significantly diminished trading market for the Fund shares and shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. The risks associated with limited APs may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.
Costs of Buying or Selling Shares Risk. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.
Fluctuation of NAV Risk. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. It cannot be predicted whether Fund shares will trade below, at or above their NAV. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s securities holdings or the NAV of Fund shares. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of the Fund’s underlying securities or the NAV of Fund shares.
Market Trading Risk: An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.
Trading Issues Risk. Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for such shares will be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.
Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.
Securities Lending Risk: The Fund may engage in securities lending. The Fund may lose money if the borrower of the loaned securities delays returning in a timely manner or fails to return the loaned securities. Securities lending involves the risk that the Fund could lose money in the event of a decline in the value of collateral provided for loaned securities. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from a borrower. To the extent that the value or return of the Fund’s investment of the cash collateral declines below the amount owed to the borrower, the Fund may incur losses that exceed the amount it earned on lending the security.
Tracking Error Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index. In addition, in order to minimize the market impact of an Index rebalance, the Fund may begin trading to effect the rebalance in advance of the effective date of the rebalance and continue trading after the effective date of the rebalance, which may contribute to tracking error.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund. The table shows how the Fund’s average annual returns for one year, five years, and since inception periods compare with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.ethoetf.com or by calling 844-ETFMGRS (844-383-6477).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-383-6477
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ethoetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 25.19% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -22.85% (quarter ended March 31, 2020).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.85%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2020)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Etho Climate Leadership U.S. ETF | Etho Climate Leadership Index – US (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Etho Climate Leadership Index – US (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	24.80%
5 Years	rr_AverageAnnualReturnYear05	17.17%
Since Inception	rr_AverageAnnualReturnSinceInception	16.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 18, 2015
Etho Climate Leadership U.S. ETF | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
Since Inception	rr_AverageAnnualReturnSinceInception	14.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 18, 2015
Etho Climate Leadership U.S. ETF | Etho Climate Leadership U.S. ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETHO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.48%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 604
Annual Return 2016	rr_AnnualReturn2016	13.68%
Annual Return 2017	rr_AnnualReturn2017	23.55%
Annual Return 2018	rr_AnnualReturn2018	(4.51%)
Annual Return 2019	rr_AnnualReturn2019	34.72%
Annual Return 2020	rr_AnnualReturn2020	25.21%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.21%
5 Years	rr_AverageAnnualReturnYear05	17.73%
Since Inception	rr_AverageAnnualReturnSinceInception	16.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 18, 2015
Etho Climate Leadership U.S. ETF | Etho Climate Leadership U.S. ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	24.94%
5 Years	rr_AverageAnnualReturnYear05	17.45%
Since Inception	rr_AverageAnnualReturnSinceInception	16.65%
Etho Climate Leadership U.S. ETF | Etho Climate Leadership U.S. ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	15.05%
5 Years	rr_AverageAnnualReturnYear05	14.32%
Since Inception	rr_AverageAnnualReturnSinceInception	13.65%

[1]	Total Annual Fund Operating Expenses do not correlate to the Expenses to Average Net Assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include 0.03% that is attributed to acquired fund fees and expenses.